UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 65,396	$ 10,129	¥ 308,676
Restricted cash	284,656	44,088	3,829
Accounts receivables	20,943	3,244	0
Amounts due from related parties	808	125	368
Prepayments and other receivables, net	96,547	14,953	22,980
Cryptocurrency assets	410,792	63,624	0
Total current assets	879,142	136,163	335,853
Non-current assets:
Property and equipment, net	343,236	53,160	19,779
Intangible assets, net	377,367	58,447	2,398
Deposits	26,018	4,030	1,480
Long-term investments	64,030	9,917	99,972
Right-of-use assets	11,329	1,755	9,327
Goodwill	173,486	26,870	0
Other non-current assets	144,958	22,451	1,664
Total non-current assets	1,140,424	176,630	134,620
TOTAL ASSETS	2,019,566	312,793	470,473
Current liabilities:
Short-term loans (including short-term loan of the consolidated VIEs without recourse to BIT Mining Limited of nil and RMB5,000 (US$774) as of December 31, 2020 and June 30, 2021, respectively)	136,299	21,110	0
Accounts payable (including accounts payable of the consolidated VIEs without recourse to BIT Mining Limited of nil and RMB5,855 (US$907) as of December 31, 2020 and June 30, 2021, respectively)	384,349	59,528	0
Cryptocurrency assets borrowings (including cryptocurrency assets borrowings of the consolidated VIEs without recourse to BIT Mining Limited of nil and nil as of December 31, 2020 and June 30, 2021, respectively)	38,508	5,964	0
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to BIT Mining Limited of nil and nil as of December 31, 2020 and June 30, 2021, respectively)	2,491	386	0
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB12,288 and RMB1,192 (US$185) as of December 31, 2020 and June 30, 2021, respectively)	2,898	449	13,401
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to BIT Mining Limited of RMB3,710 and RMB4,006 (US$620) as of December 31, 2020 and June 30, 2021, respectively)	6,360	985	3,710
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to BIT Mining Limited of RMB 36,870 and RMB 70,190 (US$10,871) as of December 31, 2020 and June 30, 2021, respectively)	183,422	28,410	55,960
Income tax payable (including income tax payable of the consolidated VIEs without recourse to BIT Mining Limited of nil and RMB2,397 (US$371) as of December 31, 2020 and June 30, 2021, respectively)	5,695	882	549
Total current liabilities	760,022	117,714	73,620
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to BIT Mining Limited of RMB526 and RMB406 (US$63) as of December 31, 2020 and June 30, 2021, respectively)	406	63	526
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to BIT Mining Limited of RMB5,807 and RMB4,374 (US$678) as of December 31, 2020 and June 30, 2021, respectively)	6,257	969	5,807
Total non-current liabilities	6,663	1,032	6,333
TOTAL LIABILITIES	766,685	118,746	79,953
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	3,428,963	531,079	2,602,883
Treasury shares	(143,780)	(22,269)	(143,780)
Accumulated other comprehensive income	139,227	21,564	128,441
Accumulated deficit and statutory reserve	(2,268,676)	(351,373)	(2,183,918)
Total BIT Mining Limited shareholders' equity	1,155,941	179,033	403,777
Non-controlling interests	96,940	15,014	(13,257)
Total shareholders' equity	1,252,881	194,047	390,520
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,019,566	312,793	470,473
Class A ordinary shares
Shareholders' equity:
Ordinary shares, value	207	32	151
Class B Ordinary shares
Shareholders' equity:
Ordinary shares, value	0	0	0
Class A preference shares
Shareholders' equity:
Preference shares, Value	¥ 0	$ 0	¥ 0